Prepaid expenses and deposits (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid expenses and deposits [abstract]
Schedule of prepaid expenses and deposits

The Company’s prepaid expenses and deposits include the following:

	December 31, 2025	December 31, 2024
	$	$
Research and development	—	26,348
Insurance	2,201	36,162
Other prepaids and deposits	13,089	6,526
	15,290	69,036